Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	41 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000185805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	27.56%			13.36%		16.10%
C000011243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	27.46%			13.26%		16.06%
C000148302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	27.56%			13.36%		16.13%
C000040920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	27.40%			13.24%		16.01%
C000040919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	27.04%			12.91%		15.67%
C000040918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	26.64%			12.56%		15.31%
C000035166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	27.41%			13.25%		16.01%
C000011238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	25.12%			12.09%		14.84%
C000011236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	20.14%			11.71%		15.07%
C000011245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	2.91%			4.50%		7.32%
C000011247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.10%			4.89%		7.16%
C000035167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.33%			6.07%		8.30%
C000040921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.68%			5.42%		7.65%
C000040922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.99%			5.73%		7.98%
C000040923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	9.16%			6.03%		8.29%
C000148303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	9.43%			6.16%		8.42%
C000011252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	9.39%			6.10%		8.37%
C000185807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	9.45%			6.17%		8.39%
C000172564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	6.12%			11.97%		9.63%
C000185815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.14%			11.96%		9.61%
C000172563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.03%			11.86%		9.53%
C000172562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.03%			11.84%		9.50%
C000172561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.72%			11.54%		9.23%
C000172560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.39%			11.18%		8.92%
C000172559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.04%			11.86%		9.53%
C000172558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.94%			10.73%		8.52%
C000172557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	(0.08%)			10.31%		8.62%
C000172566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	(2.19%)			(0.35%)		1.68%
C000172567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	0.52%			(0.33%)		1.39%
C000172568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	2.66%			0.79%		2.39%
C000172569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	2.62%			0.71%		2.34%
C000185817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	2.73%			0.81%		2.42%
C000172565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	2.73%			0.82%		2.41%
C000172577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	34.20%			7.45%		8.62%
C000185819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	34.14%			7.45%		8.59%
C000172576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	34.07%			7.32%		8.52%
C000172575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	34.14%			7.33%		8.49%
C000172574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	33.70%			7.02%		8.26%
C000172573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	33.33%			6.76%		8.01%
C000172572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	34.01%			7.27%		8.44%
C000172571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	31.73%			6.29%		7.54%
C000172570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	26.21%			5.77%		7.55%
C000172578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	8.28%			2.98%		3.30%
C000172579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	11.46%			3.16%		3.09%
C000172580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	13.70%			4.19%		4.06%
C000172581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	12.99%			3.63%		3.67%
C000172582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	13.52%			3.95%		3.90%
C000172583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.73%			4.24%		4.08%
C000172584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	13.75%			4.25%		4.11%
C000185821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	13.92%			4.37%		4.14%
C000172585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	13.87%			4.35%		4.17%
C000172609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	23.24%			11.53%		9.49%
C000185827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	23.21%			11.54%		9.47%
C000172608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	23.14%			11.42%		9.41%
C000172607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	23.03%			11.42%		9.39%
C000172606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	22.67%			11.07%		9.14%
C000172605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	22.39%			10.76%		8.92%
C000172604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	23.08%			11.44%		9.39%
C000172603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.81%			10.31%		8.40%
C000172602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	15.98%			9.90%		8.47%
C000172610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	26.63%			13.62%		7.32%
C000172611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	32.03%			14.08%		7.23%
C000172612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	34.21%			15.22%		8.21%
C000172613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	33.54%			14.60%		7.66%
C000172614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	33.92%			14.86%		7.91%
C000172615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	34.27%			15.21%		8.20%
C000172616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	34.26%			15.22%		8.25%
C000185829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	34.47%			15.33%		8.31%
C000172617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	34.54%			15.36%		8.34%
C000172625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	6.90%			9.23%		8.14%
C000185831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.88%			9.22%		8.12%
C000172624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.77%			9.11%		8.05%
C000172623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.78%			9.12%		8.02%
C000172622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.43%			8.78%		7.78%
C000172621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.14%			8.47%		7.49%
C000172620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.71%			9.07%		8.01%
C000172619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.64%			7.97%		7.01%
C000172618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	0.59%			7.56%		7.10%
C000230639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.75%			(0.11%)	2.18%
C000230641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.36%			(0.27%)	2.08%
C000230640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.54%			(0.21%)	2.12%
C000230642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.82%			(0.07%)	2.21%
C000230638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.77%			(0.06%)	2.22%
C000230637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.82%			0.02%	2.27%
C000230636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	6.84%			0.00%	2.26%
C000236223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	28.72%		18.15%
C000247958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	28.73%		18.15%
C000247959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	28.52%		18.06%
C000247962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	28.60%		18.08%
C000236224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	28.45%		18.02%
C000247961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	27.01%		17.56%
C000247960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	21.17%		15.94%
C000244676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.58%	15.20%
C000244677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class SDR
Average Annual Return, Percent	14.76%	15.36%
Without Sales Load [Member] | C000011238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	26.12%			12.09%		14.84%
Without Sales Load [Member] | C000011236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	27.13%			12.98%		15.72%
Without Sales Load [Member] | C000011245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.90%			5.69%		7.93%
Without Sales Load [Member] | C000011247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.10%			4.89%		7.16%
Without Sales Load [Member] | C000172558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.94%			10.73%		8.52%
Without Sales Load [Member] | C000172557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	5.74%			11.57%		9.23%
Without Sales Load [Member] | C000172566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	2.40%			0.57%		2.15%
Without Sales Load [Member] | C000172567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	1.52%			(0.33%)		1.39%
Without Sales Load [Member] | C000172571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	32.73%			6.29%		7.54%
Without Sales Load [Member] | C000172570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	33.55%			6.97%		8.16%
Without Sales Load [Member] | C000172578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	13.32%			3.94%		3.78%
Without Sales Load [Member] | C000172579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	12.46%			3.16%		3.09%
Without Sales Load [Member] | C000172603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	21.81%			10.31%		8.40%
Without Sales Load [Member] | C000172602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.75%			11.14%		9.09%
Without Sales Load [Member] | C000172610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	33.99%			14.91%		7.92%
Without Sales Load [Member] | C000172611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	33.03%			14.08%		7.23%
Without Sales Load [Member] | C000172619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.64%			7.97%		7.01%
Without Sales Load [Member] | C000172618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	6.46%			8.78%		7.71%
Without Sales Load [Member] | C000247961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	28.01%		17.56%
Without Sales Load [Member] | C000247960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	28.22%		17.86%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%			16.74%		14.08%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%			1.16%		2.42%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%			7.46%		7.69%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%			(1.63%)		1.10%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%			11.18%		7.67%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.89%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		13.06%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	14.25%	14.17%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%			19.24%		18.28%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	29.59%			18.59%		17.71%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	18.81%			8.94%		9.65%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.79%			12.33%		10.63%
JP Morgan Emerging Markets Blended Index JEMB Equal Weighted [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
Average Annual Return, Percent	11.29%			2.78%		3.98%
MSCI ACWI ex USA Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	28.16%			15.38%		7.51%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%			11.50%		9.36%
MSCI EAFE Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	29.55%		15.40%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	22.28%
ICE BofA US 3 Month Treasury Bill Index plus 5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index plus 5%
Average Annual Return, Percent	9.68%	10.26%
Bloomberg US Aggregate Bond C000244677 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	6.38%
Bloomberg US Aggregate Bond C000244676 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	6.38%